Exhibit 99.1
Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Cellco Partnership d/b/a Verizon Wireless (the “Sponsor”) Verizon ABS II LLC (the “Depositor”) 1 Verizon Way Basking Ridge, New Jersey 07920	10 November 2026

Re:	Verizon Master Trust (the “Issuing Entity”) Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Sponsor and Depositor (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a revolving pool of device payment plan agreements (the “Receivables”) relating to the Issuing Entity.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures.  Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report (each as applicable), the Sponsor, on behalf of the Depositor, provided us with:
a.
An electronic data file labeled “VZMT_Loan_Tape_10_13_2026_EDW.txt” and the corresponding record layout and decode information (the “Receivable Listing File”) that the Sponsor, on behalf of the Depositor, indicated contains a list of receivable numbers as of 13 October 2026 (the “Cutoff Date”) relating to the Receivables,

b.	Electronic data files (collectively, the “Provided Data Files”) labeled:
i.	“VZMT2021_LT_10_13_2026_part_1.txt,”
ii.	“VZMT2021_LT_10_13_2026_part_2.txt,”
iii.	“VZMT2021_LT_10_13_2026_part_3.txt,”
iv.	“VZMT2021_LT_10_13_2026_part_4.txt,”
v.	“VZMT2021_LT_10_13_2026_part_5.txt,”
vi.	“VZMT2021_LT_10_13_2026_part_6.txt,”
vii.	“VZMT2021_LT_10_13_2026_part_7.txt,”
viii.	“VZMT2021_LT_10_13_2026_part_8.txt,”
ix.	“VZMT2021_LT_10_13_2026_part_9.txt,”
x.	“VZMT2021_LT_10_13_2026_part_10.txt,”

xi.	“VZMT2021_LT_10_13_2026_part_11.txt” and
xii.	“VZMT2021_LT_10_13_2026_part_12.txt”
and the corresponding record layouts and decode information that the Sponsor, on behalf of the Depositor, indicated contain information as of the Cutoff Date relating to the Receivables,
c.	An electronic data file labeled “Vision_15G_Test_Result_EY_2026.xlsx” (the “Vision Files”) containing tabs labeled:
i.	“EAST_EY,”
ii.	“NRTH_EY,”
iii.	“WEST_EY,”
iv.	“B2B_EY,”
v.	“EAST_SPO,”
vi.	“NRTH_SPO,”
vii.	“WEST_SPO,”
viii.	“B2B_SPO” and
ix.	“Random Sample (1000) FICO”
and the corresponding record layouts and decode information that the Sponsor, on behalf of the Depositor, indicated contain information from the Sponsor’s computerized loan servicing system (the “Vision System”) relating to the Sample Receivables (as defined in Attachment A),
d.
A schedule and the corresponding record layout and decode information (the “Current Loan Balance Schedule”) that the Sponsor, on behalf of the Depositor, indicated contains current loan balance information relating to certain Sample Receivables,

e.
Imaged copies of certain printed screen shots from the Vision System and the corresponding record layout and decode information (the “System Screen Shots,” together with the Vision Files and Current Loan Balance Schedule, the “Sources”) that the Sponsor, on behalf of the Depositor, indicated relate to certain Sample Receivables,

f.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Data File is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A.  The Depositor is responsible for the Subject Matter, Receivable Listing File, Provided Data Files, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Receivable Listing File, Provided Data Files, Sources or any other information provided to us, or that we were instructed to obtain, by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Receivables, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions or methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).  An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Subject Matter or on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originator(s) of the Receivables complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed‑upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties.  It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 November 2026

Attachment A

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 1,000 Receivables from the Receivable Listing File (the “Sample Receivables”).  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables or the methodology they instructed us to use to select the Sample Receivables from the Receivable Listing File.

For the purpose of the procedures described in this report, the 1,000 Sample Receivables are referred to as Sample Receivable Numbers 1 through 1,000.

2.
As instructed by the Sponsor, on behalf of the Depositor, we combined the information on each Provided Data File, as applicable.  The Provided Data Files, as combined, are hereinafter referred to as the “Data File.”

3.
For each device payment plan agreement on the Receivable Listing File and Data File, we compared the receivable number, as shown on the Receivable Listing File, to the corresponding receivable number, as shown on the Data File, and noted that:

a.	All of the Receivables (including the Sample Receivables) were included on both the Receivable Listing File and Data File and
b.	No device payment plan agreement other than the Receivables were included on the Receivable Listing File or Data File.

4.	For each Sample Receivable, we:

a.
Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A.  The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was found to be in agreement.

b.	Observed that the payment frequency, as shown on the Data File, was “monthly.”

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Data File Field Name	Source(s)

Receivable number	LOAN_NUM	Vision Files
Original loan amount	INSTALL_LOAN_AMT	Vision Files
Monthly payment amount	LOAN_MONTHLY_PMT_AMT	Vision Files
Loan first payment amount	LOAN_FIRST_COLL_AMT	Vision Files
FICO score	FICO_SCORE	Vision Files
Customer ID	CUST_ID	Vision Files
Account number	ACCT_NUM	Vision Files
Customer type	VSN_CUST_TYPE_CD	Vision Files
State	STATE_CODE	Vision Files or System Screen Shots
Customer establish date	OLDEST_CUST_EST_DT	Vision Files or System Screen Shots
Date of loan origination	LOAN_CUST_SLS_DT	Vision Files
Number of device payments on account	TOTAL_ACTV_LOAN_CNT	Vision Files and/or System Screen Shots
Original tenure classification	TENURE_CUSTESTB_TO_SLS	(a) Vision Files and recalculation or (b) Vision Files, System Screen Shots and recalculation
Current loan balance	LOAN_OUTST_BAL_AMT	(a) Vision Files and/or System Screen Shots, (b) Vision Files and recalculation or (c) Current Loan Balance Schedule, Vision Files and recalculation
Insurance indicator	INSURANCE_IND	Vision Files

Notes:

i.	The receivable number Sample Characteristic is for identification purposes only.

ii.
For the purpose of comparing the Sample Characteristics listed below, the Sponsor, on behalf of the Depositor, instructed us to use the field name on the Vision Files corresponding to the Sample Characteristic, in accordance with the decode table shown below:

Sample Characteristic	Vision Files Field Name

Receivable number	INSTALL_LOAN_NO
Original loan amount	INSTALL_LOAN_AMT
Monthly payment amount	LOAN_MTHLY_PMT_AMT
Loan first payment amount	LOAN_FIRST_INSTALL_AMT

Exhibit 1 to Attachment A

Sample Characteristic	Vision Files Field Name

FICO score	FICO
Customer ID	CUST_ID_NO
Account number	ACCT_NO
Customer type	CUST_TYP_CD
State	ST_CD
Customer establish date	ORIG_EFF_DT
Date of loan origination	LOAN_CUST_SLS_DT
Number of device payments on account	LOANS_PER_CUST

iii.
For the purpose of comparing the state, customer establish date, number of device payments on account and current loan balance Sample Characteristics, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the information, as shown on the Data File, agreed to the corresponding information on at least one such Source, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note. We performed no procedures to reconcile any differences that may exist relating to the information shown on the Sources.

The Sponsor, on behalf of the Depositor, indicated that certain of the Vision Files and System Screen Shots contained account activity that occurred after the Cutoff Date.  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the Vision Files and/or System Screen Shots that occurred on or prior to the Cutoff Date.

iv.	The Sponsor, on behalf of the Depositor, instructed us to calculate the tenure (the “Calculated Tenure”) as the difference in days between the:
a.	Date of loan origination, as shown on the Vision Files, and
b.	Customer establish date, as shown on the Vision Files or System Screen Shots.

For the purpose of comparing the original tenure classification Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the original tenure classification, as shown on the Data File, agreed with the corresponding Calculated Tenure in accordance with the decode table shown below:

Calculated Tenure	Data File Value

Less than 210	New
210 to 364	Exist 8-12 Mo
365 to 729	Exist 1-2 Yr
730 to 1,094	Exist 2-3 Yr
1,095 to 1,459	Exist 3-4 Yr
1,460 to 1,824	Exist 4-5 Yr
Greater than 1,824	Exist 5+ Yr

Exhibit 1 to Attachment A

v.
For the purpose of comparing the current loan balance Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 871 and 902), the Sponsor, on behalf of the Depositor, instructed us to use the Vision Files and/or System Screen Shots as the Source or recalculate the current loan balance by subtracting the:

a.	TOT_APPLIED_PMT_AMT from
b.	INSTALL_LOAN_AMT,
both as shown on the Vision Files.

For the purpose of comparing the current loan balance Sample Characteristic for Sample Receivable Numbers 871 and 902, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current loan balance by subtracting the sum of the corresponding RECEIVED_AMT, all as shown on the Current Loan Balance Schedule, from the original loan amount, as shown on the Vision Files.

vi.
The Sponsor, on behalf of the Depositor, instructed us not to compare the insurance indicator Sample Characteristic for Sample Receivables with an insurance indicator of “Multi-line Insurance,” as shown on the Data File.

For the purpose of comparing the insurance indicator Sample Characteristic for each remaining Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the insurance indicator, as shown on the Data File, agreed with the corresponding insurance indicator, as shown on the Vision Files, in accordance with the decode table shown below:

Data File Value	Vision Files Value

No Insurance	OFFERING_DSC of <blank>
Line level Insurance
SF-OFFER-DESC other than:
•  “TOTAL MOBILE PROTECTION MULTI-DEVICE $45,”
•  “TOTAL MOBILE PROTECTION MULTI-DVC FL $45,”
•  “TOTAL MOBILE PROTECTION MULTI-DEVICE ADD,”
•  “TOTAL MOBILE PROTECTION MULTI-DEVICE $39,”
•  “VERIZON PROTECT MULTI-DEVICE $50” or
•  “VERIZON PROTECT MULTI-DEVICE FL $50”

We performed no procedures to reconcile any differences that may exist relating to the information shown on the Vision Files relating to the insurance indicator Sample Characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.